Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

At any time prior to the extraordinary general meeting, during a period when they are not then aware of any material non-public information regarding EQV, PIH, or its or their securities, the Sponsor, directors, executive officers, advisors or their affiliates may purchase public shares in privately negotiated transactions or in the open market from shareholders who redeem, or indicate an intention to redeem, their public shares, or they may enter into transactions with such persons and others to provide them with incentives to acquire public shares. Any public shares purchased by the Sponsor or its affiliates would be purchased at a price no higher than the redemption price for the public shares. For illustrative purposes, as of January 8, 2026, this would have amounted to approximately $10.59 per issued and outstanding public share. Any public shares so purchased would not be voted by the Sponsor or its affiliates at the extraordinary general meeting and would not be redeemable by the Sponsor or its affiliates.

The purpose of such share purchases and other transactions would be to increase the likelihood that the conditions to the consummation of the Business Combination are satisfied or to provide additional equity financing. This may result in the completion of the Business Combination that may not otherwise have been possible. While the exact nature of any such incentives has not been determined as of the date of this proxy statement/prospectus, they might include arrangements to protect such investors or holders against potential loss in value of their shares, including the granting of put options and the transfer to such investors or holders of shares or warrants owned by the Sponsor for nominal value.

However, other than as expressly stated in this proxy statement/prospectus, such persons have no current commitments, plans or intentions to engage in such transactions and have not formulated any terms or conditions for any such transactions. None of the funds in the Trust Account will be used to purchase public shares in such transactions. EQV will file a Current Report on Form 8-K prior to the extraordinary general meeting to disclose any arrangements entered into or significant purchases made by any of the aforementioned persons. Any such report will include (i) the amount of Class A Shares purchased and the purchase price; (ii) the purpose of such purchases; (iii) the impact of such purchases on the likelihood that the Business Combination will be approved; (iv) the identities or characteristics of security holders who sold shares if not purchased in the open market or the nature of the sellers; and (v) the number of Class A Shares for which EQV has received redemption requests.

Any such arrangements may have a depressive effect on the price of Presidio Class A Common Stock. For example, as a result of these arrangements, an investor or holder may have the ability to effectively purchase shares at a price lower than the market price and may therefore be more likely to sell the shares such investor or holder owns, either prior to or immediately after the extraordinary general meeting. The public “float” of EQV’s public shares and the number of beneficial holders of EQV’s securities may be reduced, possibly making it difficult to obtain or maintain the quotation, listing or trading of EQV’s securities on a stock exchange.

Award Timing MNPI Considered	true